Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (87,984,114)	$ (77,793,056)
Loss from operations	$ (10,191,058)	(55,774,506)	$ (4,773,198)
Percentage of external revenue	75.00%
Advertising and promotional expenses			$ 77,915
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Product warranties description	0 years
Percentage of estimated useful lives	0.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Product warranties description	3 years
Percentage of estimated useful lives	5.00%